SIGNIFICANT ACCOUNTING POLICIES - Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 78,746	$ 36,289	$ 13,754